Credit risk concentrations (Details Textuals) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Credit Risk Concentrations (Textuals) [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	$ 692,927,000,000	$ 633,458,000,000
Consumer Excluding Credit Card Credit Risk Concentration [Member]
Credit Risk Concentrations (Textuals) [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	327,618,000,000	350,497,000,000
Securitized Credit Card Receivables		84,600,000,000
Receivables From Customers Credit Risk Concentration [Member]
Credit Risk Concentrations (Textuals) [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	$ 32,500,000,000	$ 15,700,000,000